Other Operating Income/(Expenses) - Summary of Other Operating Income/(Expenses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other operating income expense [abstract]
Government grants	$ 404	$ 432	$ 668
License income	65	65	73
Net (additions to)/reversals of provisions	(4)	(50)	(31)
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	154	37	20
Net rental and other operating income	235	248	302
Other operating income/(expenses)	854	732	1,032
Research expenses as incurred	$ 276	$ 244	$ 207